Investment Risks - Stringer Tactical Adaptive Risk Fund	Jun. 27, 2025
Allocation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods.

Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Companies Risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk. The value of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment generally. The value of a company’s common stock may fall because of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stock may be subject to liquidity risks. Securities such as bonds, notes, debentures, or preferred stock may be convertible into common stock and have valuations that tend to vary with fluctuations in the market value of the underlying stock. Preferred stock and convertible stock may change in value based on changes in interest rates.

Business and sector risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry while having little or no impact on other industries or other companies within the industry.

Large company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-sized company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group.

Small company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit risk – An issuer of debt securities, including the issuers of ETNs, may not make timely payments of principal and interest.

Debt securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call” or repay its high-yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High yield securities risk – Investments in high yield fixed-income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Foreign exposure risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

Foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

U.S. Government and U.S. agency obligations risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.